OTHER RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER RECEIVABLES AND PREPAID EXPENSES [Abstract]
OTHER RECEIVABLES AND PREPAID EXPENSES
NOTE 5:-       OTHER RECEIVABLES AND PREPAID EXPENSES

	December 31,
	2010	2011

Government authorities	$3,773	$5,555
Prepaid expenses	228	471
Current severance fund	243	-
Deferred tax asset, net	-	246
Other	241	175

	$4,485	$6,447